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                                                Filed Pursuant to Rule 497(e)
                                             Registration File No.: 333-02419





           SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         TCW/DW GLOBAL TELECOM TRUST
                             DATED JULY 31, 1998

   Please add the following section to page 13 of the Statement of Additional Information after the Convertible Securities paragraph under the heading "Investment Practices and Policies":

   Commercial Paper. Commercial paper rated within the two highest grades by Standards & Poor's Corporation or Moody's Investors Service, Inc. or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by Standard & Poor's or Aaa by Moody's.

September 2, 1998